Shareholder Report, Average Annual Return (Details)		12 Months Ended	18 Months Ended	46 Months Ended	57 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000224149
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant Quantamental China Equity ETF
C000232916
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant Quantamental Emerging Market ex-China Equity ETF
C000232917
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant Quantitative Developed Market Equity ETF
C000248857
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Rayliant SMDAM Japan Equity ETF
Without Sales Load [Member] | C000224149
Average Annual Return [Line Items]
Average Annual Return, Percent		19.25%			(3.98%)
Without Sales Load [Member] | C000232916
Average Annual Return [Line Items]
Average Annual Return, Percent		10.26%		6.12%
Without Sales Load [Member] | C000232917
Average Annual Return [Line Items]
Average Annual Return, Percent		23.18%		12.77%
Without Sales Load [Member] | C000248857
Average Annual Return [Line Items]
Average Annual Return, Percent		18.67%	21.60%
CSI 300 Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	CSI 300 Index (USD) (TR)
Average Annual Return, Percent		16.83%			(1.36%)
MSCI Emerging Markets ex-China Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets ex-China Index
Average Annual Return, Percent		12.22%		6.22%
MSCI World Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[2]	MSCI World Index (USD) (NR)
Average Annual Return, Percent		17.25%		10.04%
Tokyo Stock Exchange TOPIX (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[3]	Tokyo Stock Exchange TOPIX (USD) (TR)
Average Annual Return, Percent		17.73%	15.24%
MSCI Emerging Markets Index (USD) (NR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[4]	MSCI Emerging Markets Index (USD) (NR)
Average Annual Return, Percent		17.32%		5.44%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).